UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              KOM Capital Management, LLC
                   Knoll Capital Management, L.P.
Address:           200 Park Avenue
                   Suite 3900
                   New York, New York 10166

Form 13F File Number: 028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, May 15, 2006

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0


Form 13F Information Table Entry Total:  33 Data Records


Form 13F Information Table Value Total:  $251,175,000


List of Other Included Managers:  NONE

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     Column 1                      Column 2     Column 3    Column 4       Column 5         Column 6    Column 7       Column 8

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   NAME OF ISSUER                  TITLE OF     CUSIP       VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
                                    CLASS                   (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS
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                                                                                                                  SOLE SHARED NONE
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
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Alfacell Corp.                      COM         015404106       8375     2281430  SH         SOLE                 2262080
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Altair Nanotechnologies             COM         021373105        356      100000  SH         SOLE                  100000
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American Pharmaceuticals Ptn        COM         02886P109      30882     1083955  SH         SOLE                 1083955
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Ampex Corp.                         COM         032092306       4690      233572  SH         SOLE                  233575
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ATP Oil and Gas Corp                COM         00208J108      50796     1156825  SH         SOLE                 1156825
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Bioveris Corp.                      COM         090676107       2436      621400  SH         SOLE                  621400
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Cameco Corp.                        COM         13321L108       3600      100000  SH         SOLE                 100,000
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Chesapeake Energy Corp.             COM         165167107       3163      100700  SH         SOLE                  100700
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Chesapeake Energy Corp.             CALL        165167907       5629        8660      CALL   SOLE                    8660
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Delta Pete Corp                     COM         247907207      12243      582432  SH         SOLE                  582432
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Discovery Laboratories Inc. N       COM         254668106       2063      281400  SH         SOLE                  281400
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Encana Corp                         COM         292505104       7626      163200  SH         SOLE                  163200
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Flamel Technologies SA         SPONSORED ADR    338488109      42898     2045838  SH         SOLE                 2027338
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Goldcorp Inc. New                   COM         380956409       5311      181600  SH         SOLE                  181600
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Hudbay Minerals, Inc.               COM         NO CUSIP(1)     8450     1000000  SH         SOLE                 1000000
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Hythiam Inc                         COM         44919F104      18156     1985600  SH         SOLE                 1975600
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International Uranium Corp.         COM         NO CUSIP(2)      557      100000  SH         SOLE                  100000
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Laramide Resources Ltd.             COM         NO CUSIP(3)      636      130400  SH         SOLE                  130400
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Medivation Inc                      COM         58501N101       7196     1693250  SH         SOLE                 1693250
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Newmont Mining Corp.                COM         651639106        138        2663  SH         SOLE                    2663
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Newmont Mining Corp.                CALL        651639906       5538        7800      CALL   SOLE                    7800
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On Track Innovation Ltd             COM         M8791A109        111        8827  SH         SOLE                    8827
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Parallel Pete Corp. Del             COM         699157103       2624      142200  SH         SOLE                  142200
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Parkervision Inc.                   COM         701354102       5272      483200  SH         SOLE                  483200
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

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(1) Hudbay Minerals, Inc.'s security is not listed in the U.S. Securities and
Exchange Commission's Official List of 13F Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, Knoll Capital Management, L.P., has chosen to include this security for informational purposes.

(2) International Uranium Corp.'s security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, Knoll Capital Management, L.P., has chosen to include this security for informational purposes.

(3) Laramide Resources Ltd.'s security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, Knoll Capital Management, L.P., has chosen to include this security for informational purposes.


-----------------------------------------------------------------------------------------------------------------------------------
Pozen Inc.                          COM         73941U102        534       32000  SH         SOLE                   32000
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Precision Drilling TR              TR UNIT      740215108       3719      115000  SH         SOLE                  115000
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Radiologix Inc                      COM         75040K109        413      223000  SH         SOLE                  223000
v-----------------------------------------------------------------------------------------------------------------------------------
Santarus Inc.                       COM         802817304        882      118100  SH         SOLE                  118100
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Silver Wheaton Corp                 COM         828336107       1387      130000  SH         SOLE                  130000
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Storm Cat Energy Corp.              COM         862168101       2365      793650  SH         SOLE                  793650
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Sulphco Inc                         COM         865378103       3780      450000  SH         SOLE                  450000
v-----------------------------------------------------------------------------------------------------------------------------------
Tasker Corp.                        COM         NO CUSIP(4)     7885    11105000  SH         SOLE                11055000
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US Energy Corp. WYO                 COM         911805109       1464      203293  SH         SOLE                  203293
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------

(4) Tasker Corporation's security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, Knoll Capital Management, L.P., has chosen to include this security for informational purposes.